Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Costs
Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the years ended December 31, 2020 and 2021, as well as any related amounts payable as of December 31, 2020 and 2021.

	Year Ended December 31, 2020			Year Ended December 31, 2021
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent fees	$525,108	$489,108	$36,000	$967,341	$916,349	$86,992
Additional paid-in capital
Transfer Agent expenses	—	—	—	150,000	150,000	—
Stockholder servicing fee (1)	—	645,911	631,429	161,545	636,654	156,320
Stockholder servicing fees - SST IV (2)	—	—	—	1,155,887	814,908	340,979

Total	$525,108	$1,135,019	$667,429	$2,434,773	$2,517,911	$584,291

(1)
We pay our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365 th
of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. The amount incurred during the year ended December 31, 2021 represents an adjustment to the estimated stockholder servicing fee recorded at the time of the sale of the Class T Shares, based on the current estimated cessation date (March 31, 2022) of such stockholder servicing fee.

(2)	Represents the stockholder servicing fee liability assumed in the SST IV Merger.

Summary of Related Party Fees and Reimbursable Costs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the years ended December 31, 2021, 2020, and 2019:

Managed REIT Platform Revenues	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Advisory agreement – SST IV (1)	$716,278	$3,211,661	$1,153,137
Advisory agreement – SSGT II	1,843,769	1,210,529	310,786
Advisory agreement – SST VI	178,282	—	—
Property management agreement – SST IV (1)	346,179	1,429,632	602,162
Property management agreement – SSGT II	709,533	371,751	91,594
Property management agreement – SST VI	99,602	—	—
Tenant Protection Program revenue – SST IV (3)	285,959	893,315	—
Tenant Protection Program revenue – SSGT II	636,671	257,602	37,269
Tenant Protection Program revenue – SST VI	158,662	—	254,148
Other Managed REIT revenue (2)	1,348,035	674,140	619,210

Total	$6,322,970	$8,048,630	$3,068,306

(1)	On March 17, 2021, we acquired SST IV and no longer earn such fees.
(2)	Such revenues primarily include construction management, development fees, and other miscellaneous revenues.
(3)	On March 17, 2021, we acquired SST IV and such revenue is now included in ancillary operating revenue in our consolidated statements of operations.